INVESTMENT IN ASSOCIATE	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
INVESTMENT IN ASSOCIATE
7.	INVESTMENT IN ASSOCIATE

Balance, December 31, 2022	$-
Fair value of retained interest in IsoEnergy on December 5, 2023	239,735
Share of net income from associate	920
Share of other comprehensive loss from associate	(539)
Balance, December 31, 2023	$240,116
Loss on dilution of ownership interest in associate	(113)
Share of net loss from associate	(13,798)
Share of other comprehensive income from associate	3,389
Balance, December 31, 2024	$229,594
Fair value of investment in associate as at December 31, 2024	$151,813
The fair value of the investment in associate as at December 31, 2024 is measured using the closing market price of IsoEnergy on December 31, 2024. The Company performs an impairment indicator assessment on its investment in IsoEnergy at each period end. The assessment is based on the review of observable data indicating whether one or more events have occurred since the initial recognition of the investment that have impacted the estimated future cash flows from the net investment and can be reliably estimated. The observable data reviewed includes, but is not limited to recent share price history indicating a significant or prolonged decline in the share price of the associate. The Company determined that there are no such indications of impairment for the year ended December 31, 2024.

Summarized financial information for IsoEnergy is as follows:

	December 31, 2024	December 31, 2023
Cash	$21,295	$37,033
Other current assets	7,110	1,192
Marketable securities	31,181	17,036
Non-current assets	281,249	291,937
Total assets	$340,835	$347,198

Current liabilities	35,104	41,065
Non-current liabilities	2,568	3,113
Total liabilities	$37,672	$44,178

Loss for the period	$42,135	$18,689
Other comprehensive loss (income)	$(10,172)	$2,618
Total comprehensive loss	$31,963	$21,307
The loss from operations and other comprehensive loss of IsoEnergy for the year ended December 31, 2023 was consolidated from December 31, 2022 to December 4, 2023 and equity accounted from December 5, 2023 onwards.